Convertible Notes (Tables)	12 Months Ended
Sep. 30, 2024
Convertible Notes [Abstract]
Schedule of Amortized Cost of the Convertible Notes	The movement of the convertible notes and amortized cost as of September 30, 2024 and September 30, 2023 consisted of the following:
	September 30,	September 30,
	2024	2023
Convertible Notes- Issued in June, 2024	$1,360,000	$-
Less cost of Share converted	204,764	-
Less debt discount and debt issuance cost	79,455	-
	1,075,781	-
Less current portion of convertible notes payable	1,075,781	-
Long-term convertible notes payable	$-	$-